Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 261,000
Previously Paid Amount	0.00
Total Fee Amount	36.04
Total Offset Amount	0.00
Net Fee	36.04
Narrative - Max Aggregate Offering Price	$ 261,000
Final Prospectus	true